Stock-based Compensation - Additional Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period	1,558,159
Weighted average exercise price	$ 9.62
Grant date fair value	$ 1.92	$ 1.38
Weighted average dividend rate	0.00%
Cash received from exercise of stock options	$ 3.0
Vested in period, fair value	4.5	0
Forfeiture rate		0.00%
Compensation not yet recognized	9.7
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Forfeiture rate	0.00%
Period for recognition of compensation not yet recognized	3 years 4 months 24 days
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years 4 months 24 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		19,839,143
2013 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		7 years 9 months 22 days
Weighted average dividend rate		0.00%
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	11,830,000
Awards granted	0
2014 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years 9 months 22 days
Weighted average dividend rate	0.00%
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	8.0	7.4
Tax benefit from compensation expense	2.8	2.6
Successor [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period	1,600,000
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			0.1	0.5
Value of stock grants, net of forfeitures				$ 2.0
July 31, 2013, Strike Price 1 [Member] | Successor [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period		4,100,000
Weighted average exercise price	$ 5.92	$ 5.92
July 31, 2013, Strike Price 4 [Member] | Successor [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	$ 7.21
July 31, 2013, Strike Price 1 and 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 6 months
July 31, 2013, Strike Price 2 [Member] | Successor [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period		5,700,000
Weighted average exercise price	$ 8.88	$ 8.88
July 31, 2013, Strike Price 3 [Member] | Successor [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period		6,400,000
Weighted average exercise price	$ 11.84	$ 11.84
July 31, 2013, Strike Price 2 and 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	8 years 3 months